Stock and Incentive Plan - Omnibus Plan - Restricted Stock Units (Details) (Omnibus Plan, USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Additional disclosures
Stock based compensation expense		$ 126,000
Restricted stock units
Activity in shares
Nonvested at the beginning of the period (in shares)	82,903
Granted (in shares)	25,474	89,703
Vested (in shares)		(7,000)
Nonvested at the end of the period (in shares)	108,377	82,903
Activity in weighted average grant date fair value
Nonvested at the beginning of the period (in dollars per share)	$ 13.00
Granted (in dollars per share)	$ 14.17	$ 13.00
Nonvested at the end of the period (in dollars per share)	$ 13.28	$ 13.00
Additional disclosures
Stock based compensation expense	69,000
Unrecognized compensation expense (in dollars)	1,072,000	922,000
Requisite service period to recognize compensation cost	4 years 2 months 16 days	4 years 8 months 27 days
Stock option
Additional disclosures
Stock based compensation expense	18,000
Unrecognized compensation expense (in dollars)	$ 201,000
Requisite service period to recognize compensation cost	2 years 9 months 4 days